Loans Receivable, Part III (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses [Roll Forward]
Balance at beginning of period	$ 31,043	$ 32,430	$ 32,430	$ 29,175	$ 28,494
Provision for loan losses	1,760	3,675	8,300	22,077	25,832
Charge-offs	(3,864)	(3,198)	(10,978)	(19,291)	(25,341)
Recoveries	359	140	1,291	469	190
Balance at end of period	29,298	33,047	31,043	32,430	29,175
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	9,460		12,408	12,575
Allowance related to loans collectively evaluated for impairment	19,838		18,635	19,855
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	29,298		31,043
Provision for loan losses	29,298	33,047	31,043	32,430	29,175
Loans individually evaluated for impairment	90,981		94,971	121,397
Loans collectively evaluated for impairment	1,033,956		1,038,701	1,095,267
Total Gross Loans Evaluated for Impairment	1,124,937		1,133,672	1,216,664
Total loans	1,124,937		1,133,672	1,216,664
One-to Four-family [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	17,819	17,475	17,475	16,150	17,875
Provision for loan losses	2,055	2,245	6,149	12,567	15,054
Charge-offs	(3,642)	(2,446)	(6,472)	(11,553)	(16,906)
Recoveries	153	116	667	311	127
Balance at end of period	16,385	17,390	17,819	17,475	16,150
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	5,190		7,058	5,707
Allowance related to loans collectively evaluated for impairment	11,195		10,761	11,768
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	16,385		17,819
Provision for loan losses	16,385	17,390	17,819	17,475	16,150
Loans individually evaluated for impairment	56,498		57,467	68,321
Loans collectively evaluated for impairment	388,745		403,354	428,415
Total Gross Loans Evaluated for Impairment	445,243		460,821	496,736
Total loans	445,243		460,821	496,736
Over Four-Family [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	7,734	8,252	8,252	6,877	5,208
Provision for loan losses	(329)	762	534	5,331	5,053
Charge-offs	(137)	(447)	(1,108)	(3,996)	(3,439)
Recoveries	201	4	56	40	55
Balance at end of period	7,469	8,571	7,734	8,252	6,877
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	2,383		3,268	3,719
Allowance related to loans collectively evaluated for impairment	5,086		4,466	4,533
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	7,469		7,734
Provision for loan losses	7,469	8,571	7,734	8,252	6,877
Loans individually evaluated for impairment	25,794		28,281	40,783
Loans collectively evaluated for impairment	488,772		486,082	511,457
Total Gross Loans Evaluated for Impairment	514,566		514,363	552,240
Total loans	514,566		514,363	552,240
Home Equity [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	2,097	1,998	1,998	1,196	1,642
Provision for loan losses	(74)	448	559	1,429	170
Charge-offs	(78)	(150)	(485)	(634)	(619)
Recoveries	2	7	25	7	3
Balance at end of period	1,947	2,303	2,097	1,998	1,196
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	951		1,033	803
Allowance related to loans collectively evaluated for impairment	996		1,064	1,195
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	1,947		2,097
Provision for loan losses	1,947	2,303	2,097	1,998	1,196
Loans individually evaluated for impairment	2,221		2,127	2,227
Loans collectively evaluated for impairment	33,728		34,367	36,372
Total Gross Loans Evaluated for Impairment	35,949		36,494	38,599
Total loans	35,949		36,494	38,599
Land and Land Improvements [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	1,323	2,922	2,922	3,252	2,635
Provision for loan losses	39	264	(181)	1,346	2,934
Charge-offs	(7)	(120)	(1,668)	(1,745)	(2,319)
Recoveries	0	0	250	69	2
Balance at end of period	1,355	3,066	1,323	2,922	3,252
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	377		377	2,077
Allowance related to loans collectively evaluated for impairment	978		946	845
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	1,355		1,323
Provision for loan losses	1,355	3,066	1,323	2,922	3,252
Loans individually evaluated for impairment	4,429		4,470	8,436
Loans collectively evaluated for impairment	28,820		29,348	31,092
Total Gross Loans Evaluated for Impairment	33,249		33,818	39,528
Total loans	33,249		33,818	39,528
Commercial Real Estate [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	1,259	941	941	671	720
Provision for loan losses	132	14	1,500	998	525
Charge-offs	0	(35)	(1,182)	(734)	(575)
Recoveries	0	0	0	6	1
Balance at end of period	1,391	920	1,259	941	671
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	228		341	0
Allowance related to loans collectively evaluated for impairment	1,163		918	941
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	1,391		1,259
Provision for loan losses	1,391	920	1,259	941	671
Loans individually evaluated for impairment	665		1,250	515
Loans collectively evaluated for impairment	76,094		64,245	64,919
Total Gross Loans Evaluated for Impairment	76,759		65,495	65,434
Total loans	76,759		65,495	65,434
Consumer [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	30	28	28	28	43
Provision for loan losses	(2)	(1)	6	9	(3)
Charge-offs	0	0	(4)	(10)	(13)
Recoveries	2	0	0	1	1
Balance at end of period	30	27	30	28	28
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	0		0	0
Allowance related to loans collectively evaluated for impairment	30		30	28
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	30		30
Provision for loan losses	30	27	30	28	28
Loans individually evaluated for impairment	22		24	0
Loans collectively evaluated for impairment	106		108	109
Total Gross Loans Evaluated for Impairment	128		132	109
Total loans	128		132	109
Commercial Loans [Member]
Allowance for loan losses [Roll Forward]
Balance at beginning of period	781	814	814	1,001	371
Provision for loan losses	(61)	(57)	(267)	397	2,099
Charge-offs	0	0	(59)	(619)	(1,470)
Recoveries	1	13	293	35	1
Balance at end of period	721	770	781	814	1,001
Summary of the allowance for loan loss for loans evaluated individually and collectively for impairment by collateral class [Abstract]
Allowance related to loans individually evaluated for impairment	331		331	269
Allowance related to loans collectively evaluated for impairment	390		450	545
Total Loan Receivable, Allowance for Credit Losses, Evaluated for Impairment	721		781
Provision for loan losses	721	770	781	814	1,001
Loans individually evaluated for impairment	1,352		1,352	1,115
Loans collectively evaluated for impairment	17,691		21,197	22,903
Total Gross Loans Evaluated for Impairment	19,043		22,549	24,018
Total loans	$ 19,043		$ 22,549	$ 24,018